Segment Information (FY)	12 Months Ended
Dec. 31, 2023
Segment Reporting, Measurement Disclosures [Abstract]
Segment Information	SEGMENT INFORMATION
The Company operates and reports its results in two separate business segments consisting of the Water Quality and Product Quality & Innovation segments. When determining the reportable segments, the Company aggregated operating segments based on their similar economic and operating characteristics. Operating profit represents total revenues less operating expenses, excluding nonoperating income and expense and income taxes. Operating profit amounts in the Other segment consist of unallocated corporate costs and other costs not considered part of management’s evaluation of reportable segment operating performance. The identifiable assets by segment are those used in each segment’s operations. Intersegment amounts are not significant and are eliminated to arrive at combined totals.
Detailed segment data for the years ended December 31 is as follows ($ in millions):

	2023	2022	2021
Sales:
Water Quality	$3,039	$2,887	$2,669
Product Quality & Innovation	1,982	1,983	2,031
Total	$5,021	$4,870	$4,700

Operating profit:
Water Quality	$730	$668	$584
Product Quality & Innovation	472	488	496
Other	(62)	(44)	(39)
Total	$1,140	$1,112	$1,041

Identifiable assets:
Water Quality	$2,508	$2,544	$2,550
Product Quality & Innovation	2,289	2,281	2,290
Other	896	—	—
Total	$5,693	$4,825	$4,840

Depreciation and amortization of intangible assets:
Water Quality	$45	$46	$54
Product Quality & Innovation	42	44	52
Other	—	—	—
Total	$87	$90	$106

Capital expenditures, gross:
Water Quality	$29	$25	$35
Product Quality & Innovation	17	9	19
Other	8	—	—
Total	$54	$34	$54
Operations in Geographical Areas:

	Year Ended December 31
($ in millions)	2023	2022	2021
Sales:
United States	$2,177	$2,094	$1,890
China	356	395	416
Germany	257	251	273
All other (each country individually less than 5% of total sales)	2,231	2,130	2,121
Total	$5,021	$4,870	$4,700

Property, plant and equipment, net:
United States	$179	$168	$171
United Kingdom	14	15	16
Germany	23	21	23
All other (each country individually less than 5% of total property, plant and equipment, net)	46	43	50
Total	$262	$247	$260